Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000222709 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000222709 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000222709 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222709 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222709 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222709 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222709 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222709 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222709 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222709 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222709 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000222709 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000222709 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000222709 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222709 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222708 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000222708 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000222708 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222708 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222708 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222708 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222708 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222708 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222708 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222708 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222708 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000222708 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000222708 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000222708 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222708 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%